NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
NOTES PAYABLE

9.    NOTES PAYABLE

The Company received loan proceeds of $1,067 under the Paycheck Protection Program (“PPP”). The Hyperfine PPP loan in the amount of $889 is evidenced by a promissory note dated August 10, 2020 and was fully paid off during the fourth quarter of 2020. The Liminal PPP loan in the amount of $178 is evidenced by a promissory note dated May 1, 2020. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The interest rate on the PPP loan is 1% per annum and no payments of principal or interest are due during the ten- month period following the consummation of the PPP loan (the “Deferment Period”). The Company may request partial or full forgiveness of the PPP loan. If the PPP loan is not forgiven or partially forgiven, then the Company will be notified and provided with details of the monthly repayment amount with a maximum term of five years. If the Company does not apply for forgiveness during the Deferment Period, then repayment will automatically commence at the end of the Deferment Period according to the terms provided by the lender with a maximum term of five years. The PPP loan is unsecured and guaranteed by the U.S. Small Business Administration and is subject to any new guidance and new requirements released by the U.S. Department of the Treasury. Subject to and following the closing of the Business Combination (see Note 1), the Company intends to repay the loan in full. The Company is accounting for the loan as debt.

8.   NOTES PAYABLE

The Company received loan proceeds of $1,067 under the Paycheck Protection Program (“PPP”). The Hyperfine PPP loan in the amount of $889 is evidenced by a promissory note dated August 10, 2020 and was fully paid off during the fourth quarter of 2020. The Liminal PPP loan in the amount of $178 is evidenced by a promissory note dated May 1, 2020. The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The interest rate on the PPP loan is 1% per annum and no payments of principal or interest are due during the ten- month period following the consummation of the PPP loan (the “Deferment Period”). The Company may request partial or full forgiveness of the PPP loan. If the PPP loan is not forgiven or partially forgiven, then the Company will be notified and provide details of the monthly repayment amount with a maximum term of five years. If the Company does not apply for forgiveness during the Deferment Period, then repayment will automatically commence at the end of the Deferment Period according to the terms provided by the lender with a maximum term of five years. The PPP loan is unsecured and guaranteed by the Small Business Administration and is subject to any new guidance and new requirements released by the

Department of the Treasury. Subject to and following the closing of the business combination discussed in Note 16, the Company intends to repay the loan in full. The Company is accounting for the loan as debt.

During 2019 the Company issued $1,000 in a note payable to a related party which was repaid during the year along with $1,000 of a note payable issued in 2018 to the same related party. The total amount of principal repaid during 2019 was $2,000. The Company also paid a total of $77 of interest on the outstanding principal repaid during 2019.